Other Payables (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Liabilities Disclosure [Abstract]
Provisions for indemnities payable (Note 27)	R$ 607,559	R$ 526,935
Payable for the acquisition of equity interest		342,086
Third party consignment	35,293	66,293
Provision for asset decommissioning	16,716	16,064
Other	392,832	452,082
Total	1,052,400	1,403,460
Other payables, current	469,214	527,144	R$ 19,548,244
Other payables, non-current	583,186	876,316	R$ 53,669,157
Total	R$ 1,052,400	R$ 1,403,460